Summary of Business and Material Accounting Policies	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Business and Material Accounting Policies
Note 1: Summary of Business and Material Accounting Policies
General business description
Thomson Reuters Corporation (the “Company” or “Thomson Reuters”) is an Ontario, Canada corporation with common shares listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange (“NYSE”) and Series II preference shares listed on the TSX. The Company serves professionals across legal, tax, accounting, compliance, government, and media. Its products combine highly specialized software and insights to empower professionals with the data, intelligence, and solutions needed to make informed decisions, and to help institutions in their pursuit of justice, truth and transparency. Reuters, part of Thomson Reuters, is a world leading provider of trusted journalism and news.
These consolidated financial statements were approved by the Company’s board of directors on March 6, 2024.
Basis of preparation
These consolidated financial statements were prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), on a going concern basis, under the historical cost convention, as modified by the revaluation of financial assets and financial liabilities (including derivative instruments) at fair value.
The preparation of financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving more judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 2.
References to “$” are to U.S. dollars, references to “C$” are to Canadian dollars, references to “£” are to British pounds sterling and references to “
€
” are to Euros.
Amended Standards
Effective January 1, 2023, the Company adopted
Disclosures of Accounting Policies
, amendments to International Accounting Standard (“IAS”) 1,
Presentation of Financial Statements
, and IFRS Practice Statement 2,
Making Materiality Judgements
, which require companies to disclose their material accounting policies rather than their significant accounting policies. The amendments define material accounting policies as those policies that, when considered together with other information included in the financial statements, can reasonably be expected to influence decisions users make based on those financial statements. The amendments also encourage more entity-specific information within policy disclosures. The amendments did not have a material impact on the accounting policy information disclosed in the Company’s consolidated financial statements nor did they result in any changes to the Company’s accounting policies.
In May 2023, the IASB issued amendments to IAS 12,
Income Taxes
. The amendments require an exception to IAS 12, whereby an entity does not recognize or disclose information about deferred tax assets and liabilities specifically related to tax laws that have been enacted or substantively enacted to implement the Organization for Economic
Co-operation
and Development’s international tax reform recommendations known as the Pillar Two model rules. The Company has applied the exception which was effective upon the issuance of the amendments. Additionally, for annual reporting periods beginning on or after January 1, 2023, the amendments require the disclosure of the global minimum tax amount included in current tax expense and the potential impact of the tax in jurisdictions where the tax was enacted, but not yet effective (see note 10).

Principles of consolidation
The consolidated financial statements of the Company include the accounts of all its subsidiaries.
Subsidiaries
Subsidiaries are entities over which the Company has control, where control is defined as having power over the investee, exposure, or rights, to variable returns from involvement with the investee, and the ability to use the power over the investee to affect the amount of those returns. Generally, the Company has a shareholding of more than 50% of the voting rights in its subsidiaries. Subsidiaries are fully consolidated from the date control is transferred to the Company and are de-consolidated
from the date control ceases.
The Company generally uses cash rather than equity to acquire subsidiaries and applies the acquisition method of accounting as follows:

•	Acquisition cost is measured as the fair value of the assets given and liabilities incurred or assumed at the date of exchange, excluding transaction costs which are expensed as incurred;

•	Identifiable assets acquired and liabilities assumed are measured at their fair values at the acquisition date;

•	The excess of acquisition cost over the fair value of the identifiable net assets acquired is recorded as goodwill; and

•	Contingent cash consideration, a financial liability, is measured at fair value on the acquisition date, with subsequent changes in fair value recorded through the consolidated income statement.
Intercompany transactions between subsidiaries are eliminated in consolidation.
Equity method investees
Equity method investees are entities over which the Company has significant influence, but not control. Generally, the Company has a shareholding of between 20% and 50% of the voting rights in its equity method investees. Investments in equity method investees are accounted for using the equity method as follows:

•	Investments are initially recognized at cost and are reported in the consolidated statement of financial position;

•
The Company’s share of post-acquisition profits or losses is recognized in the consolidated income statement and the Company’s share of other comprehensive income or losses is recognized in the consolidated statement of comprehensive income, and both are adjusted against the carrying amount of the investments;

•
When the Company’s share of losses equals or exceeds its interest in the investee, the Company does not recognize further losses, unless it has incurred obligations or made payments on behalf of the investee;

•	Gains and losses on transactions between the Company and its equity method investees are eliminated to the extent of the Company’s interest in these entities;

•
Dividends received or receivable from equity method investees are recognized as a reduction in the carrying amount of the investment. Dividends received are included within the investing activities section of the consolidated statement of cash flow; and

•
Equity method investees are assessed for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable and at the end of each reporting period for indicators of impairment.

Upon loss of significant influence, any retained interest in the investee is remeasured to its fair value with the change in carrying amount recognized in other operating gains or losses in the consolidated income statement.
The accounting policies of subsidiaries and equity method investees were changed where necessary to ensure consistency with the Company’s policies.
Operating segments
The Company’s operating segments are organized around the customers it serves and are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (“CODM”). The Chief Executive Officer has authority for resource allocation and assessment of the Company’s performance and is therefore the CODM. The accounting policies applied by the segments are the same as those applied by the Company.

Foreign currency
The consolidated financial statements are presented in U.S. dollars, which is the Company’s presentation currency. The financial statements of each of the Company’s subsidiaries are measured using the currency of the primary economic environment in which the subsidiary operates (the “functional currency”).

•
Assets and liabilities of entities with functional currencies other than U.S. dollars are translated to U.S. dollars at the period end rates of exchange, and the results of their operations are translated at average rates of exchange for the period. The resulting translation adjustments are included in accumulated other comprehensive loss in shareholders’ equity. For entities operating in countries where the currency has been designated as hyperinflationary, the assets, liabilities and results of their operations are translated at the period end rates of exchange, after re-indexing
the local currency balances for the most recent inflation rates.

•
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions as well as from the translation of monetary assets and liabilities not denominated in the functional currency of the subsidiary, are recognized in the consolidated income statement, except for qualifying cash flow hedges which are deferred in accumulated other comprehensive loss in shareholders’ equity.

•
Foreign exchange gains and losses arising from borrowings and related hedging instruments, cash and cash equivalents, intercompany loans that are not permanent in nature and foreign exchange contracts are presented in the consolidated income statement within “Finance costs, net”.

•	Foreign exchange gains and losses related to certain intercompany loans that are permanent in nature are included in accumulated other comprehensive loss.

•	All other foreign exchange gains and losses are presented in the consolidated income statement within “Operating expenses”.
Accumulated foreign exchange gains and losses are recycled from accumulated other comprehensive loss to “Other operating gains (losses), net” or to discontinued operations, as applicable, within the consolidated income statement upon loss of control or significant influence of the applicable entity, including foreign exchange amounts relating to settled intercompany loans that had previously been considered permanent.
Revenue recognition
Revenues are recognized when control of the Company’s products or services is transferred to customers. The amount of revenues recognized reflects the consideration to which the Company expects to be entitled. Such consideration is net of estimated returns, discounts, value-added and other sales taxes.
The Company derives its revenues from selling information, software and services. Revenues are generally recognized as follows:
Recurring revenues
Recurring revenues are generally recognized on a ratable basis over the contract term.
Recurring revenues primarily consist of fees to access products or services over time, such as Westlaw, Practical Law and many of the Company’s tax compliance products. These products are generally provided under subscription arrangements, which most customers renew at the end of each subscription term. Most subscription arrangements have terms that range from one
to
five
years. Recurring revenues also include fees from software maintenance arrangements that are recognized over the maintenance period. Arrangements may be billed in advance or in arrears.
Transactions revenues
Transactions revenues are recognized primarily at a point in time and based on their type, as follows:

•
Volume-based revenues are recognized based on usage, such as certain fees related to online searches and tax filings, and transactions in the Company’s Confirmation, Reuters Events and SurePrep businesses;

•	Fees for software licenses with no future obligations are recognized at the point of delivery; and

•	Professional fees for service and consulting arrangements are recognized as services are performed, generally based on hours incurred, reflecting the continuous transfer of control to the customer.
Transactions revenues may be billed in advance or in arrears.
Print revenues
Print revenues that are sold under subscription agreements, which provide access to a library of print products as well as updates released during the subscription term, are generally recognized on a ratable basis over the contract term and may be billed in advance or in arrears. Revenues for print products that are not sold as part of a subscription arrangement are recognized at the point of shipment and billed at the same time.
Most print revenues consist of fees for content that is delivered primarily in traditional paper format.
The Company also considers the following when recognizing revenues:
Multiple performance obligations
Certain customer contracts include multiple products and services, which are accounted for as separate performance obligations when they are distinct. A product or service is distinct if a customer can benefit from it either on its own or with other readily available resources, and the promise to transfer the product or service is separately identifiable in the contract. The transaction price is allocated to the separate performance obligations based on the relative standalone selling price.
A series of distinct products or services is accounted for as a single performance obligation if the items in the series are substantially the same, have the same pattern of transfer and: (1) each distinct item in the series represents a performance obligation that would be satisfied over time, and (2) the measure to satisfy the performance obligation for each distinct item in the series is the same.
Certain arrangements include installation or implementation services. If these services are distinct, consideration is allocated to them and they are recognized as services are performed and included as transactions revenues. If the services are not distinct, they are recognized as part of the related subscription arrangement or as part of the related software license, as applicable.
Sales involving third parties
Revenues from sales of third-party content or services delivered on the Company’s platforms are recorded gross when the Company is a principal to the transaction, and net of costs when the Company is acting as an agent between the customer and the vendor. The Company considers several factors to determine whether it is acting as principal or an agent, most notably whether it is primarily responsible for (1) fulfilling the promise to provide the content or services, (2) setting the price, and (3) the credit risk for the amount billed to the customer.
Deferred revenue
Deferred revenue, a contract liability, is recorded when cash payments are received or due in advance of the transfer of the related products or services.
Contract costs
Incremental costs of obtaining a contract with a customer are recognized as an asset if the benefit of such costs is expected to be longer than one year. Such costs are amortized on a straight-line basis over the period that the product or service is transferred to the customer. Incremental costs include sales commissions to salespeople, account executives and sales management. Sales commissions on new customer contracts are generally paid at significantly higher rates than renewals. As such:

•
Assets related to new customer contracts are amortized over three years, which may anticipate renewal periods, as management estimates that this corresponds to the period over which a customer benefits from existing technology in the underlying product or service; and

•	Assets related to renewal of customer contracts are amortized over the term of the contract if they are commensurate with previous renewals commissions.

The Company recognizes “Deferred commissions” short-term, within “Prepaid expenses and other current assets” and “Deferred commissions” long-term, within “Other non-current
assets” in the consolidated statement of financial position.
The Company recognizes the incremental cost of obtaining a contract as an expense when incurred if the amortization period is one year or less.
Employee future benefits
The net periodic pension expense of defined benefit pension plans and other post-employment benefits is actuarially determined on an annual basis using the projected unit credit method. Past service cost arising from plan amendments are recognized immediately in the consolidated income statement.
The asset or liability recognized in the consolidated statement of financial position is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and that have terms to maturity approximating the terms of the related pension liability. All actuarial gains and losses that arise in calculating the present value of the defined benefit obligation and the fair value of plan assets are recognized immediately in retained earnings and included in the consolidated statement of comprehensive income. For funded plans, surpluses are recognized only to the extent that the surplus is considered recoverable. Recoverability is primarily based on the extent to which the Company can unilaterally reduce future contributions to the plan.
Payments to defined contribution plans are expensed as incurred.
Share-based compensation plans
The Company operates equity-settled share-based compensation plans under which it receives services from employees as consideration for equity instruments of the Company.
Share-based compensation expense is based on the grant date fair value of the awards expected to vest over the vesting period. The expense is recognized over the vesting period, which is the period over which the specified vesting conditions are satisfied. For awards with graded vesting, the fair value of each tranche is recognized over its respective vesting period. At the end of each reporting period, the Company reassesses its estimates of the number of awards that are expected to vest and recognizes the impact in the consolidated income statement.
Termination benefits
Termination benefits are generally payable when an employee is terminated before the normal retirement date. The associated charges are recognized when the Company can no longer withdraw the offer of termination benefits because it has communicated to the affected employees a termination plan that is unlikely to change, describing (a) the type and amount of benefits, (b) the number, job classifications or functions and locations of employees to be terminated and (c) the plan’s expected completion date.
Bonus plans
Liabilities for bonus plans are based on a formula that considers various financial metrics and certain adjustments. The Company recognizes an accrual where contractually obliged or where there is a past practice that has created a constructive obligation to make such compensation payments.
Cash and cash equivalents
Cash and cash equivalents comprise cash on hand, demand deposits and investments with an original maturity at the date of purchase of three months or less.
Trade receivables
Trade receivables are amounts due from customers from providing services or the sale of products in the ordinary course of business. Trade receivables are recognized initially at fair value and subsequently measured at amortized cost, less impairment. Trade receivables are classified as current assets if payment is due within one year or less.

The Company maintains an allowance for doubtful accounts and sales adjustments to provide for impairment of trade receivables. The expense relating to doubtful accounts is included within “Operating expenses” in the consolidated income statement. Revenues are recorded net of sales adjustments.
Property and equipment
Property and equipment are recorded at cost and depreciated on a straight-line basis over their estimated useful lives as follows:

Buildings and building improvements	10-40 years
Computer equipment	3 years
Furniture, fixtures and other equipment	5- 7 years
Residual values and useful lives are reviewed at the end of each reporting period and adjusted if appropriate. Fully depreciated assets are retained in cost and accumulated depreciation accounts until such assets are removed from service. Gains or losses on the disposal of property and equipment are included within “Operating profit” in the consolidated income statement and computed as the proceeds from disposal netted against the related assets and accumulated depreciation. The proceeds are presented as an investing activity in the consolidated statement of cash flow.
Intangible assets
Computer software
Certain costs incurred in the development of software to be used internally or for providing services to customers are capitalized once a project has progressed beyond a conceptual, preliminary stage to that of application development. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Company are recognized as intangible assets when the following criteria are met:

•	It is technically feasible to complete the software product so that it will be available for use;

•	Management intends to complete the software product and use or sell it;

•	There is an ability to use or sell the software product;

•	It can be demonstrated how the software product will generate probable future economic benefits;

•	Adequate technical, financial and other resources to complete the development and to use or sell the software product are available; and

•	The expenditure attributable to the software product during its development can be reliably measured.
Costs that qualify for capitalization include both internal and external costs but are limited to those that are directly related to the specific project. Computer software obtained from the acquisition of a business is recorded at fair value.
Computer software is amortized over its expected useful life, which ranges from three to five years and presented as “Amortization of computer software” in the consolidated income statement. Capitalized amounts, net of accumulated amortization, are presented as “Computer software, net” in the consolidated statement of financial position. Residual values and useful lives are reviewed at the end of each reporting period and adjusted if appropriate. Fully amortized assets are retained in cost and accumulated amortization accounts until such assets are removed from service.
Cloud computing arrangements
In a cloud computing arrangement, the Company is granted a right to access software and other technology capabilities at a third-party provider through the internet. These arrangements typically do not allow the Company to acquire, take possession or control the underlying assets of the provider. Costs associated with cloud computing arrangements are generally expensed as incurred because they generally do not meet software capitalization criteria.
The Company capitalizes costs to develop software that is hosted in the public cloud when:

•	It has the contractual right to take possession of the software from the cloud provider without significant penalty; and

•	It can demonstrate that it is feasible for the Company to run the software on its own hardware or that of another provider.

The Company capitalizes costs to migrate software from
on-premise
data centers to the public cloud when the software is either rebuilt specifically for the cloud or has been significantly optimized to run in a cloud environment.
Other identifiable intangible assets
Upon acquisition, identifiable intangible assets are recorded at fair value and are carried at cost less accumulated amortization. Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives as follows:

Trade names	5 years
Customer relationships	6-40 years
Databases and content	5-30 years
Other	10-30 years
Useful lives are reviewed at the end of each reporting period and adjusted if appropriate.
Goodwill
Goodwill represents the excess of the cost of an acquisition over the fair value of the Company’s share of the identifiable net assets of the acquired subsidiary at the date of acquisition. Goodwill is not amortized.
Impairment
When the recoverable amount of assets is less than their carrying amount, an impairment charge is recognized in the consolidated income statement. Impairment losses, other than those relating to goodwill, are evaluated for potential reversals when events or changes in circumstances warrant such consideration.
Goodwill and Intangible assets
The carrying values of all intangible assets and goodwill are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable and at the end of each reporting period for indicators of impairment. Goodwill and identifiable intangible assets with indefinite lives are also tested annually for impairment. The recoverable amount is the higher of an asset’s fair value less costs of disposal or its value in use. For purposes of impairment testing:

•
Goodwill is allocated to cash-generating units (“CGUs”) based on the level at which management monitors it. The Company’s CGUs are the same as its operating segments. Goodwill is allocated to its CGUs based on the expected benefits of each business combination in which the goodwill arose; and

•
Identifiable intangible assets with indefinite lives are comprised of the Reuters and West tradenames, reflecting their widespread brand recognition, long history, and expected future use. For purposes of impairment testing, the West tradename is allocated to the Legal Professionals, Corporates and Global Print CGUs as it primarily benefits those CGUs. As the Reuters tradename is considered a corporate asset because it is used in the Company’s name, its carrying value is compared to the excess fair value of all the Company’s CGUs for purposes of impairment testing.

Financial assets
The Company is exposed to normal credit risk with respect to its accounts receivable, and therefore maintains provisions for expected losses arising from non-payment
and other sales adjustments. The Company estimates credit losses for trade receivables by aggregating similar customer types together, because they tend to share similar credit risk characteristics, taking into consideration the number of days the receivable is past due. Provision rates for the allowance for doubtful accounts are determined using the expected credit loss method, which is based on historical credit loss experience and calibrated, based on management’s judgment, with forward looking information about a debtor’s ability to pay.
The fair value measurement of other receivables and derivative instruments considers credit risk of the counterparty. The fair value measurement of equity investments that are accounted for as other financial assets considers information such as quoted prices.

Non-financial
assets
The carrying value of a
non-financial
asset with a finite life, such as property and equipment and computer software, is assessed for impairment whenever events or changes in circumstances indicate that its carrying value may not be recoverable and at the end of each reporting period for indicators of impairment. The recoverable amount is the higher of an asset’s fair value less costs of disposal or its value in use. An asset is assessed for impairment at the lowest level that the asset generates cash inflows that are largely independent of cash inflows from other assets. The lowest level may be an individual asset or a group of assets that form a CGU.
Disposal of long-lived assets and discontinued operations
Long-lived assets are classified as held for sale if the carrying amount will be recovered principally through a sale transaction rather than through continued use and such sale is considered highly probable. The criteria for classification as held for sale include a firm decision by management or the board of directors to dispose of a business or a group of selected assets, an active marketing plan, and the expectation that such disposal will be completed within a
12-month
period. Assets held for sale are measured at the lower of their carrying amounts or their fair value less costs of disposal and are no longer depreciated. Gains and losses on the disposal of an entity include an allocation of goodwill. Assets held for sale are classified as discontinued operations if the operations and cash flows can be clearly distinguished operationally and for financial reporting purposes from the rest of the Company and they:

•	Represent a separate major line of business or geographical area of operations;

•	Are part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or

•	Are a subsidiary acquired exclusively with a view to resale.
Trade payables and accruals
Trade payables and accruals are obligations to pay for goods or services that have been acquired in the ordinary course of business. Amounts are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method. Trade payables and accruals are classified as current liabilities if payment is due within one year or less.
Provisions
Provisions represent liabilities of the Company for which the amount or timing is uncertain. Provisions are recognized when the Company has a present legal or constructive obligation due to past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are not recognized for future operating losses. Provisions are measured at the present value of the expected expenditures to settle the obligation using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense.
Indebtedness
Debt is recognized initially at fair value, net of transaction costs. Debt is subsequently stated at amortized cost with any difference between the proceeds (net of transactions costs) and the redemption value recognized in the consolidated income statement over the term of the debt using the effective interest method. Where a debt instrument is in a fair value hedging relationship, a fair value adjustment is made to its carrying value to reflect hedged risk. Interest on indebtedness is expensed as incurred unless capitalized for qualifying assets in accordance with IAS 23,
Borrowing Costs
.
Debt is classified as a current liability unless the Company has the right at the end of the reporting period to defer settlement for at least 12 months after the reporting period.
Leases
A contract is or contains a lease if it conveys the right to control the use of an identified asset for a specified period in exchange for consideration. When the Company leases assets from third parties, the Company is the lessee. The Company does not have significant activity where it acts as the lessor, a transaction in which it leases assets to third parties.

Lessee
At the lease commencement date, a
right-of-use
asset for the underlying leased asset and corresponding lease liability are recognized in the consolidated statement of financial position measured on a present value basis. Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, the Company uses its incremental borrowing rate, which is the interest rate that the Company would pay to borrow funds to obtain an asset of a similar value to the right-of-use
asset with a comparable security, economic environment and term.
The
right-of-use
asset is included in “Property and equipment, net”, and the lease liability is included in “Other financial liabilities”, current or long-term, as appropriate, within the consolidated statement of financial position.
Right-of-use
assets are measured based on various factors including:

•	The initial amount of the lease liability;

•	Lease payments made at or before the commencement date; and

•	Initial direct costs and expected restoration costs.
Lease liabilities are measured as the present value of
non-cancellable
payments over the lease term, which may include:

•	Fixed payments (including in-substance fixed payments), less any lease incentives receivable;

•	Variable lease payments that are based on an index or a rate (including inflation-linked payments);

•	Amounts expected to be payable under residual value guarantees;

•	Exercise price of a purchase option if the Company is reasonably certain to exercise that option; and

•	Penalty payments for terminating the lease, if the lease term reflects the Company exercising that option.
Where exercise of renewal or termination options is deemed reasonably certain, such assumptions are reflected in the valuation of the right-of-use
asset and lease liability. The reasonably certain assessment is made at the lease commencement date and re-assessed
if there is a material change in circumstances supporting the assessment.
Lease payments are apportioned between the liability and a finance charge, which is reported within “Finance costs, net” in the consolidated income statement. The right-of-use
asset is depreciated over the shorter of the asset’s useful life or the lease term on a straight-line basis and presented within “Depreciation” in the consolidated income statement.
Most of the Company’s leases are comprised of property leases, for which fixed payments covering lease and non-lease
components are included in the value of the
right-of-use
assets and lease liabilities.
Payments for leases with a term of 12 months or less and certain low-value
leases are recognized on a straight-line basis within “Operating expenses” in the consolidated income statement and are not recognized as right-of-use
assets in the consolidated statement of financial position.
Financial assets
Purchases and sales of financial assets are recognized on the settlement date, which is the date the asset is delivered to or by the Company. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or were transferred and the Company has transferred substantially all risks and rewards of ownership. Financial assets are classified in the following categories at the time of initial recognition based on the purpose for which the financial assets were acquired:
Financial assets at fair value through the consolidated income statement

•	Classification
This category includes assets acquired primarily for the purpose of selling in the short-term, such as financial assets held for trading, or when designated by management. Examples include money market accounts, receivables under indemnification arrangements (see note 31) as well as foreign exchange contracts not designated as hedges for accounting purposes.

•	Recognition and measurement
Financial assets in this category are initially recognized, and subsequently carried, at fair value, with changes recognized in the consolidated income statement. Transaction costs are expensed.
Financial assets at amortized cost

•	Classification
This category includes cash as well as trade and other receivables, which represent non-derivative
financial assets that are held for the purpose of collecting their contractually fixed or determinable payments.

•	Recognition and measurement
Trade and other receivables are initially recognized at the transaction price and subsequently measured at amortized cost using the expected credit loss method.
Financial assets at fair value through other comprehensive income

•	Classification
These financial assets are
non-derivatives
that are irrevocably designated in this category. This category includes equity investments, which are not held-for-trading
and do not qualify as associates accounted for under the equity method.

•	Recognition and measurement
These financial instruments are initially recognized at fair value plus transaction costs and are subsequently carried at fair value with changes recognized in other comprehensive income or loss. The amounts recorded in accumulated other comprehensive income or loss are not subsequently recycled to the consolidated income statement.
Offsetting financial instruments
Financial assets and liabilities are offset and reported net in the consolidated statement of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or to simultaneously realize the asset and settle the liability. Bank overdrafts in cash pooling arrangements may only be netted against cash and cash equivalents when settlement occurs on or about the end of the reporting period.
Derivative financial instruments and hedging
Derivatives are initially recognized at fair value on the date a contract is entered into and are subsequently re-measured
at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument and the nature of the item being hedged.
At the inception of the transaction, the Company documents the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.
Non-performance
risk, including the Company’s own credit risk, is considered when determining the fair value of financial instruments.
The Company designates certain derivatives as either:

•	Fair value hedges
These are hedges of the exposure to changes in fair value of a recognized asset or liability or unrecognized firm commitment. Changes in the fair value of derivatives that are designated as fair value hedges are recorded in the consolidated income statement together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk.

•	Cash flow hedges
These are hedges of the exposure to variability in cash flows of a recognized asset or liability or a highly probable forecast transaction. The effective portion of changes in the fair value of derivatives that are designated as a cash flow hedge is recognized in other comprehensive income or loss. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated income statement. Additionally:

—	amounts accumulated in other comprehensive income or loss are recycled to the consolidated income statement in the period when the hedged item will affect earnings;

—
when a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss in other comprehensive income or loss remains in other comprehensive income or loss and is recognized when the forecast transaction is ultimately recognized in the consolidated income statement; and

—
when a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in other comprehensive income or loss is immediately recognized in the consolidated income statement.

Derivatives that do not qualify for hedge accounting
Certain derivative instruments, while providing effective economic hedges, are not designated as hedges for accounting purposes. Changes in the fair value of derivatives that are not designated as hedges for accounting purposes are recognized within “Other finance (costs) income” in the consolidated income statement consistent with the underlying nature and purpose of the derivative instruments. Settlements from these instruments are classified within the cash flow line item where the economic hedge relationship exists in the consolidated statement of cash flow.
Taxation
Tax expense comprises current and deferred income tax. Tax is recognized in the consolidated income statement except to the extent it relates to items recognized in other comprehensive income or loss or directly in equity.
Current tax
Current tax expense is based on the results for the period as adjusted for items that are currently not taxable or not deductible. Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the end of the reporting period. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. Provisions are established where appropriate based on amounts expected to be paid to the tax authorities. Interest on underpaid taxes is included within “Net interest expense” in the consolidated income statement.
Deferred tax
Deferred tax is recognized on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated statement of financial position. Deferred tax is calculated using regular tax rates and laws that have been enacted or substantively enacted at the end of each reporting period, and which are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled. The Company does not adjust deferred tax balances for the impact of minimum tax rates that may apply in any given period.
Deferred tax liabilities:

•	Are generally recognized for all taxable temporary differences;

•
Are recognized for taxable temporary differences arising on investments in subsidiaries and associates, except where the reversal of the temporary difference can be controlled, and it is probable that the difference will not reverse in the foreseeable future or create a tax liability; and

•	Are not recognized on temporary differences that arise from goodwill that is not deductible for tax purposes.
Deferred tax assets:

•	Are recognized to the extent it is probable that taxable profits will be available against which the deductible temporary differences can be utilized; and

•
Are reviewed at the end of the reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are not recognized in respect of temporary differences that arise on initial recognition of assets and liabilities acquired other than in a business combination.
Accounting pronouncements effective in future periods
In August 2023, the IASB issued amendments to IAS 21,
The Effect of Changes in Foreign Exchange Rates
. The amendments provide guidance on the determination of an exchange rate to translate transactions and financial statements denominated or presented in a currency that is not exchangeable into another currency. The amendments are effective for reporting periods beginning January 1, 2025. The Company is assessing the impact of these amendments on its financial statements.
Other pronouncements issued by the IASB and International Financial Reporting Interpretations Committee (“IFRIC”) are not applicable or consequential to the Company.